Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parenthetical) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Weighted average common shares outstanding (Basic)	25,690,449	18,885,632	24,507,122	12,789,733
Weighted average common shares outstanding (Diluted)	25,690,449	18,885,632	24,507,122	12,789,733